Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Summary of Financial Instruments, Measured at Fair Value by Level within Fair Value Hierarchy

The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy as of December 31, 2011:

Items	As of December 31, 2011	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash	$16,438	$16,438	$—	$—
Time deposits with the maturity term below 3 months	6,905	6,905	—	—

	$23,343	$23,343	$—	$—

The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy as of December 31, 2012:

Items	As of December 31, 2012	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash	$12,175	$12,175	$—	$—
Time deposits with the maturity term below 3 months	9,405	9,405	—	—
Short-term investments	6,472	—	6,472	—

	$28,052	$21,580	$6,472	$—

The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy as of September 30, 2013 (unaudited):

	As of September 30, 2013	Fair value measure at reporting date using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash	$27,414	$27,414	$—	$—
Bank investment products readily convertible within the maturity term below 3 months	9,759	—	9,759	—
Time deposits with the maturity term below 3 months	4,008	4,008	—	—
Time deposits with the maturity term greater than 3 months but less than 1 year	50	50	—	—
Short-term investments	6,393	—	6,393	—

Total	$47,624	$31,472	$16,152	$—

Summary of Percentage of Revenue and Accounts Receivable Represented by Major Distributors and Customers

The following table summarizes the percentage of the Company’s revenue and accounts receivable represented by distributors and customers with balances over 10% of total revenue:

	Year Ended December 31,			For the Nine Months Ended September 30,
Revenue	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Company A	21%	33%	9%	7%	7%
Company B	19%	9%	5%	6%	3%
Company C	33%	36%	18%	21%	8%
Company D	0%	0%	50%	43%	71%

	As of December 31,		As of September 30,
Accounts receivable	2011	2012	2013
			(unaudited)
Company B	18%	1%	2%
Company D	68%	89%	79%

Useful Lives by Asset

Useful lives by asset category are as follows:

Asset Category	Years
Office equipment	3-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Equipment	3-5 years
Furniture and fixtures	3-7 years